ACQUISITION OF WILSON-DAVIS	12 Months Ended
Jun. 30, 2025
ACQUISITION OF WILSON-DAVIS
ACQUISITION OF WILSON-DAVIS

NOTE 10. ACQUISITION OF WILSON-DAVIS

Prior to the Closing, AtlasClear and the Company entered into two amendments to the Broker-Dealer Acquisition Agreement with Wilson-Davis and the then-owners of Wilson-Davis.

As a result of the closing of the business combination the Company allocated the purchase price with the acquisition of Wilson-Davis under the acquisition method of accounting. The final allocation of the purchase consideration for the merger was determined and is summarized below.

As such the allocation of the purchase price is as follows:

Cash paid to Wilson-Davis shareholders	$8,092,569
Short-term notes	5,000,000
Long-term notes	7,971,197
Value of shares transferred from sponsor	6,000,000
Total consideration paid	27,063,766

Allocated to:
Cash	$11,333,271
Cash segregated	22,000,605
Receivables	4,065,148
Trading Securities, market value	6,875
Prepaid Income Tax	201,125
Accounts payable, accrued expenses and other current liabilities	(28,045,034)
Current portion of lease liability	(161,212)
Property and equipment	23,645
Cash deposit BDs and Clearing Organizations	3,536,664
Operating Lease Right-to-Use Lease Assets	395,063
Other Assets	385,058
Stock loan	(1,431,068)
Long-term Lease liability	(239,629)
Subordinated Borrowing	(1,950,000)
Deferred tax liability	(3,724,270)
Trading Account deposit	(100,000)
Net assets acquired	6,296,241
Excess of purchase price over net liabilities assumed before allocation to identifiable intangible assets and goodwill	$20,767,525

The fair value of property and equipment was determined using the indirect cost approach which utilizes fixed asset record information including historical costs, acquisition dates, and asset descriptions and applying asset category specific nationally recognized indices to the historical cost of each asset to derive replacement cost new less depreciation. Management has also made the initial determination that all other assets and liabilities to be acquired are primarily estimated to be stated at their fair values, which approximates their recorded cost. While a final determination of the value of the identifiable intangibles has not been completed, management has made an initial determination that approximately $20.77 million of the excess of the purchase price over the net assets acquired should be allocated to identifiable intangible assets.

		Estimated
		Useful Life
	Amount	(Years)
Customer Lists (a)	$14,625,000	12
Excess of purchase price	20,767,525	—
Goodwill	$6,142,525	—
(a)

The Wilson Davis customer relationships were valued using the Multi-Period Excess Earnings Method (“MPEEM”). The MPEEM reflects the present value of the operating cash flows generated by existing customer relationships after taking into account the cost to realize the revenue and an appropriate discount rate to reflect the time value and risk associated with the cash flows.

Pro Forma Financial Information

The unaudited pro forma financial information in the table below summarizes the combined results of Wilson-Davis operations and AtlasClear Holdings’s operations, as though the acquisition of Wilson Davis had been completed as of the beginning of fiscal 2024. The pro forma financial information for the transition period ended June 30, 2024 combines our results for these periods with that of AtlasClear Holdings’s results for transition perioded ended June 30, 2024.

The following table summarizes the unaudited pro forma financial information:

June 30, 2024
Total revenue	$5,247,150
Net loss	(23,878,060)

Weighted average shares
Basic and diluted	196,696
Net loss per shares:
Basic and diluted	$(121.40)

The unaudited pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition and the cost of financing the acquisition had taken place at the beginning of fiscal 2024. The financial information for the periods presented above includes pro forma adjustments as follows:

June 30, 2024
Transaction cost	$(9,008,053)
Amortization of intangibles	$—
Loss on AtlasClear acquisition	$86,392,769
Interest earned on investments held in trust	$(256,279)